UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	BASIC MATERIALS – 2.0%
18,968	Alcoa, Inc.	$179,248
11,179	Mosaic Co.	456,438
4,278	PPG Industries, Inc.	407,651
		1,043,337
	COMMUNICATIONS - 11.5%
11,380	Cisco Systems, Inc.	294,514
4,681	eBay, Inc.*	126,902
2,986	F5 Networks, Inc.*	362,530
11,381	Facebook, Inc. - Class A*	1,017,803
968	Google, Inc. - Class A*	627,090
669	Google, Inc. - Class C*	413,609
14,690	NICE-Systems Ltd. - ADR[1]	904,317
9,363	Time Warner, Inc.	665,709
16,748	Verizon Communications, Inc.	770,576
8,656	Walt Disney Co.	881,873
		6,064,923
	CONSUMER, CYCLICAL – 13.4%
9,233	Brinker International, Inc.	490,549
6,780	CVS Health Corp.	694,272
7,426	DSW, Inc. - Class A	220,478
4,479	Foot Locker, Inc.	317,068
26,314	General Motors Co.	774,684
6,672	Hanesbrands, Inc.	200,894
11,017	Home Depot, Inc.	1,283,040
11,986	Macy's, Inc.	702,500
5,771	NIKE, Inc. - Class B	644,909
11,744	Starbucks Corp.	642,514
7,950	Target Corp.	617,795
5,125	United Continental Holdings, Inc.*	291,971
1,412	Vail Resorts, Inc.	152,369
		7,033,043
	CONSUMER, NON-CYCLICAL – 26.1%
3,511	Allergan PLC*1	1,066,431
5,286	Amgen, Inc.	802,309
1,147	Boston Beer Co., Inc. - Class A*	235,215
8,273	Colgate-Palmolive Co.	519,627
4,278	Emergent BioSolutions, Inc.*	142,415
5,408	Envision Healthcare Holdings, Inc.*	221,566
4,800	General Mills, Inc.	272,448
5,488	Gilead Sciences, Inc.*	576,624
11,640	Hain Celestial Group, Inc.*	708,411
5,771	Hershey Co.	516,620

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,654	Illumina, Inc.*	$326,847
7,345	Johnson & Johnson	690,283
33,739	Kroger Co.	1,163,996
6,699	Laboratory Corp. of America Holdings*	789,209
3,390	McKesson Corp.	669,796
5,165	Medtronic PLC[1]	373,378
7,192	Mylan N.V.*1	356,651
4,681	PayPal Holdings, Inc.*	163,835
10,302	PepsiCo, Inc.	957,365
15,497	Pfizer, Inc.	499,313
8,071	Prestige Brands Holdings, Inc.*	375,463
6,659	Procter & Gamble Co.	470,592
9,040	St. Jude Medical, Inc.	640,122
10,372	Tyson Foods, Inc. - Class A	438,528
5,408	Universal Health Services, Inc. - Class B	741,653
		13,718,697
	ENERGY – 5.4%
3,238	Chevron Corp.	262,246
11,946	Columbia Pipeline Group, Inc.	302,950
6,538	ConocoPhillips	321,343
10,170	Exxon Mobil Corp.	765,191
22,762	Marathon Oil Corp.	393,555
7,506	Royal Dutch Shell PLC - Class B - ADR[1]	397,292
5,367	Schlumberger Ltd.[1]	415,245
		2,857,822
	FINANCIAL – 15.7%
4,358	American International Group, Inc.	262,962
26,556	Ares Capital Corp.	418,788
2,139	BlackRock, Inc.	646,983
20,865	East West Bancorp, Inc.	843,155
32,650	Fifth Third Bancorp	650,388
22,449	Hartford Financial Services Group, Inc.	1,031,532
6,901	Health Care REIT, Inc. - REIT	437,178
13,600	Hospitality Properties Trust - REIT	349,792
1,130	Intercontinental Exchange, Inc.	258,103
4,399	Jones Lang LaSalle, Inc.	654,879
14,287	JPMorgan Chase & Co.	915,797
6,497	Marsh & McLennan Cos., Inc.	349,084
1,695	SVB Financial Group*	212,011
5,206	Travelers Cos., Inc.	518,257
13,344	Wells Fargo & Co.	711,635
		8,260,544

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 7.4%
7,022	A.O. Smith Corp.	$452,989
5,044	Con-way, Inc.	177,549
3,026	FEI Co.	228,402
8,960	Granite Construction, Inc.	309,120
9,000	Honeywell International, Inc.	893,430
5,549	Middleby Corp.*	602,344
2,704	Snap-on, Inc.	432,018
8,434	Wabtec Corp.	807,640
		3,903,492
	TECHNOLOGY – 10.7%
5,633	Analog Devices, Inc.	314,659
7,547	Apple, Inc.	851,000
23,408	EMC Corp.	582,157
3,591	Fiserv, Inc.*	306,205
23,690	Fortinet, Inc.*	998,297
11,318	Genpact Ltd.*1	260,314
17,677	Integrated Device Technology, Inc.*	335,686
8,938	Intel Corp.	255,090
8,475	Lam Research Corp.	616,726
10,372	Microsoft Corp.	451,389
8,636	Paychex, Inc.	385,684
5,125	Proofpoint, Inc.*	288,742
		5,645,949
	UTILITIES – 3.8%
11,254	American Electric Power Co., Inc.	610,980
8,273	American States Water Co.	312,306
19,210	California Water Service Group	396,302
11,946	NiSource, Inc.	200,573
10,170	PG&E Corp.	504,229
		2,024,390
	TOTAL COMMON STOCKS (Cost $43,244,134)	50,552,197

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 3.9%
$2,030,398	UMB Money Market Fiduciary, 0.01%[2]	2,030,398

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,030,398)	2,030,398

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

TOTAL INVESTMENTS – 99.9% (Cost $45,274,532)	52,582,595
Other Assets in Excess of Liabilities – 0.1%	69,040

TOTAL NET ASSETS – 100.0%	$52,651,635

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.2%
	BASIC MATERIALS – 3.9%
540	Dow Chemical Co.	$23,630
1,288	International Paper Co.	55,564
787	Nucor Corp.	34,069
4,604	OMNOVA Solutions, Inc.*	28,959
3,105	Schnitzer Steel Industries, Inc. - Class A1	53,748
198	Sherwin-Williams Co.	50,650
1,805	Steel Dynamics, Inc.	35,162
3,770	Tronox Ltd. - Class A1 2	30,349
378	Valspar Corp.	27,707
		339,838
	COMMUNICATIONS – 8.4%
2,784	1-800-Flowers.com, Inc. - Class A*	23,358
1,695	CDW Corp.[1]	67,376
8,973	EarthLink Holdings Corp.[1]	75,283
429	FactSet Research Systems, Inc.[1]	67,748
2,424	Gigamon, Inc.*	55,219
2,069	Lands' End, Inc.* 1	52,635
3,359	Lumos Networks Corp.[1]	39,435
1,970	News Corp. - Class A* 1	26,851
9,091	NTELOS Holdings Corp.* 1	83,365
9,371	Sizmek, Inc.* 1	61,567
931	Time Warner, Inc.[1]	66,194
1,465	Viacom, Inc. - Class B1	59,728
3,807	XO Group, Inc.* 1	55,773
		734,532
	CONSUMER, CYCLICAL – 10.8%
2,295	Allison Transmission Holdings, Inc.[1]	65,637
935	Darden Restaurants, Inc.	63,589
862	DSW, Inc. - Class A	25,593
2,118	Francesca's Holdings Corp.*	23,806
1,591	Hawaiian Holdings, Inc.* 1	36,052
493	Hyatt Hotels Corp. - Class A* 1	25,256
2,134	Iconix Brand Group, Inc.* 1	29,641
2,808	Ingram Micro, Inc. - Class A1	75,985
2,949	Isle of Capri Casinos, Inc.* 1	54,439
2,856	JetBlue Airways Corp.*	63,746
1,025	Lowe's Cos., Inc.	70,899
6,852	Modine Manufacturing Co.*	60,846
5,173	Scientific Games Corp. - Class A* 1	57,006
3,217	Speedway Motorsports, Inc.	62,249
241	Visteon Corp.*	24,018
4,875	Wabash National Corp.*	59,621

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
7,387	West Marine, Inc.* 1	$64,784
932	Yum! Brands, Inc.[1]	74,346
		937,513
	CONSUMER, NON-CYCLICAL – 20.0%
2,200	Aaron's, Inc.[1]	82,830
1,608	Acorda Therapeutics, Inc.* 1	51,408
713	AmerisourceBergen Corp.[1]	71,329
224	Anthem, Inc.	31,595
7,619	ARC Document Solutions, Inc.* 1	50,590
1,572	Archer-Daniels-Midland Co.[1]	70,724
1,784	Ascent Capital Group, Inc. - Class A* 1	50,095
1,254	Barrett Business Services, Inc.	44,705
282	Becton, Dickinson and Co.	39,768
2,126	Brink's Co.[1]	60,931
156	Cigna Corp.	21,963
10,172	Cytokinetics, Inc.*	70,390
1,878	Forrester Research, Inc.[1]	59,364
1,278	Health Net, Inc.* 1	81,869
5,340	Infinity Pharmaceuticals, Inc.* 1	47,099
1,630	Ingles Markets, Inc. - Class A1	81,011
1,672	Insperity, Inc.[1]	74,220
1,034	Isis Pharmaceuticals, Inc.* 1	51,886
1,667	K12, Inc.*	22,038
1,406	Kroger Co.[1]	48,507
461	Magellan Health, Inc.*	25,816
907	ManpowerGroup, Inc.[1]	78,818
304	McKesson Corp.[1]	60,064
975	Molina Healthcare, Inc.* 1	72,725
1,182	Momenta Pharmaceuticals, Inc.*	23,061
1,429	Patterson Cos., Inc.[1]	65,491
2,705	Pilgrim's Pride Corp.	56,737
4,358	RPX Corp.*	60,010
6,032	Sangamo BioSciences, Inc.*	45,602
2,875	SP Plus Corp.* 1	66,039
513	Tenet Healthcare Corp.*	25,255
5,707	Volt Information Sciences, Inc.* 1	51,021
		1,742,961
	ENERGY – 4.7%
1,292	Cameron International Corp.*	86,254
7,614	Cloud Peak Energy, Inc.*	36,395
7,481	Foresight Energy LP	62,691
6,619	Pioneer Energy Services Corp.* 1	21,909

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
3,589	QEP Resources, Inc.[1]	$50,389
3,668	Viper Energy Partners LP1	59,935
8,124	W&T Offshore, Inc.[1]	29,003
8,128	WPX Energy, Inc.* 1	59,416
		405,992
	FINANCIAL – 22.7%
3,201	Ally Financial, Inc.* 1	69,974
695	Aon PLC1 2	64,941
6,053	Brookline Bancorp, Inc.[1]	63,859
5,104	CareTrust REIT, Inc. - REIT[1]	57,216
1,816	CBRE Group, Inc. - Class A* 1	58,148
1,353	CoreSite Realty Corp. - REIT[1]	65,878
289	Credit Acceptance Corp.*	58,901
1,541	East West Bancorp, Inc.	62,272
2,985	Employers Holdings, Inc.[1]	65,819
2,878	FelCor Lodging Trust, Inc. - REIT[1]	23,226
819	First Defiance Financial Corp.[1]	30,868
251	Hanover Insurance Group, Inc.[1]	19,804
713	Heartland Financial USA, Inc.	25,932
1,784	HFF, Inc. - Class A1	64,813
2,170	Hospitality Properties Trust - REIT[1]	55,812
3,548	Host Hotels & Resorts, Inc. - REIT[1]	62,906
2,592	Investment Technology Group, Inc.	42,561
9,576	Investors Real Estate Trust - REIT	64,063
616	JPMorgan Chase & Co.	39,486
2,045	LaSalle Hotel Properties - REIT	64,336
1,369	Legg Mason, Inc.	60,688
1,256	Marcus & Millichap, Inc.*	53,330
3,485	Navient Corp.	44,573
846	Northern Trust Corp.	59,085
2,169	NorthStar Asset Management Group, Inc./New York	36,439
8,174	OFG Bancorp[2]	70,623
690	Post Properties, Inc. - REIT	38,198
888	Primerica, Inc.	37,731
2,699	Progressive Corp.[1]	80,862
309	Prudential Financial, Inc.	24,936
678	Reinsurance Group of America, Inc.[1]	61,617
4,065	Rouse Properties, Inc. - REIT[1]	63,170
754	Saul Centers, Inc. - REIT	37,202
317	Travelers Cos., Inc.	31,557
3,637	Urstadt Biddle Properties, Inc. - REIT[1]	65,211
746	Vornado Realty Trust - REIT[1]	65,044
765	Wells Fargo & Co.	40,797

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,095	World Acceptance Corp.*	$41,150
		1,973,028
	INDUSTRIAL – 13.5%
2,455	AECOM* 1	67,512
885	ArcBest Corp.	25,559
475	Atlas Air Worldwide Holdings, Inc.*	19,622
2,543	Benchmark Electronics, Inc.*	54,344
977	C.H. Robinson Worldwide, Inc.[1]	65,879
1,736	EMCOR Group, Inc.[1]	80,012
1,476	Expeditors International of Washington, Inc.[1]	72,280
3,531	Graham Corp.	65,324
374	Huntington Ingalls Industries, Inc.[1]	42,105
975	IDEX Corp.[1]	70,034
3,605	Jabil Circuit, Inc.[1]	69,757
4,476	KBR, Inc.[1]	78,061
7,545	Layne Christensen Co.* 1	56,286
2,132	LB Foster Co. - Class A	38,227
1,884	Matson, Inc.[1]	70,989
2,318	MYR Group, Inc.* 1	66,503
175	Northrop Grumman Corp.[1]	28,655
1,289	Tech Data Corp.* 1	84,094
667	United Parcel Service, Inc. - Class B1	65,133
2,835	USA Truck, Inc.*	55,991
		1,176,367
	TECHNOLOGY – 5.1%
1,312	CDK Global, Inc.[1]	64,996
2,547	Insight Enterprises, Inc.* 1	64,465
633	Intuit, Inc.	54,280
823	KLA-Tencor Corp.	41,241
1,664	Leidos Holdings, Inc.[1]	70,021
1,622	NetApp, Inc.	51,839
3,712	Sigma Designs, Inc.*	36,563
5,897	Xerox Corp.[1]	59,972
		443,377

	UTILITIES – 3.1%
5,316	AES Corp.[1]	63,792
3,639	CenterPoint Energy, Inc.[1]	67,758
7,809	EnerNOC, Inc.*	72,936

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,902	Middlesex Water Co.	$66,050
		270,536

	TOTAL COMMON STOCKS (Cost $8,608,450)	8,024,144

	TOTAL INVESTMENTS – 92.2% (Cost $8,608,450)	8,024,144
	Other Assets in Excess of Liabilities – 7.8%	675,214

	TOTAL NET ASSETS – 100.0%	$8,699,358

	SECURITIES SOLD SHORT – 92.6%
	COMMON STOCKS – 92.6%
	BASIC MATERIALS – 4.4%
(5,594)	American Vanguard Corp.	(74,736)
(663)	Cytec Industries, Inc.	(49,194)
(4,024)	Freeport-McMoRan, Inc.	(42,815)
(4,116)	Horsehead Holding Corp.*	(33,669)
(2,381)	Platform Specialty Products Corp.*	(45,572)
(5,235)	Real Industry, Inc.*	(50,675)
(2,160)	Southern Copper Corp.	(57,586)
(1,477)	U.S. Silica Holdings, Inc.	(29,688)
		(383,935)
	COMMUNICATIONS – 8.2%
(3,094)	Endurance International Group Holdings, Inc.*	(47,307)
(2,626)	EW Scripps Co. - Class A	(46,008)
(782)	Facebook, Inc. - Class A*	(69,934)
(1,412)	FireEye, Inc.*	(53,345)
(1,422)	Gogo, Inc.*	(22,596)
(58)	Google, Inc. - Class A*	(37,574)
(6,298)	Intelsat S.A.* 2	(60,902)
(503)	Level 3 Communications, Inc.*	(22,499)
(1,486)	Liberty Global PLC - Class A* 2	(71,506)
(74)	Liberty Global plc LiLAC - Class A* 2	(2,554)
(1,978)	Liberty Media Corp. - Class A*	(73,680)
(50)	Priceline Group, Inc.*	(62,432)
(1,409)	Sinclair Broadcast Group, Inc. - Class A	(37,733)
(2,663)	Textura Corp.*	(68,865)
(1,408)	Yelp, Inc.*	(34,186)
		(711,121)
	CONSUMER, CYCLICAL – 18.4%
(1,898)	Abercrombie & Fitch Co. - Class A	(37,694)
(1,178)	American Airlines Group, Inc.	(45,918)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(4,605)	AV Homes, Inc.*	$(65,115)
(3,493)	Beazer Homes USA, Inc.*	(58,333)
(340)	Buffalo Wild Wings, Inc.*	(64,491)
(2,136)	Conn's, Inc.*	(63,760)
(5,729)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR* 2	(76,425)
(1,783)	DR Horton, Inc.	(54,150)
(1,201)	Fiesta Restaurant Group, Inc.*	(62,020)
(2,597)	Jamba, Inc.*	(35,891)
(2,048)	KB Home	(30,003)
(2,334)	M/I Homes, Inc.*	(58,303)
(1,060)	Mattress Firm Holding Corp.*	(63,695)
(1,201)	Men's Wearhouse, Inc.	(67,796)
(1,335)	Meritage Homes Corp.*	(56,257)
(2,286)	Motorcar Parts of America, Inc.*	(72,901)
(1,479)	Nu Skin Enterprises, Inc. - Class A	(67,561)
(1,208)	Popeyes Louisiana Kitchen, Inc.*	(67,189)
(1,102)	Rentrak Corp.*	(50,295)
(886)	Restoration Hardware Holdings, Inc.*	(81,937)
(1,400)	Ryland Group, Inc.	(60,536)
(1,023)	Spirit Airlines, Inc.*	(52,429)
(308)	Tesla Motors, Inc.*	(76,710)
(555)	Under Armour, Inc. - Class A*	(53,019)
(1,911)	Virgin America, Inc.*	(62,356)
(3,217)	William Lyon Homes - Class A*	(72,897)
(636)	Wynn Resorts Ltd.	(47,732)
		(1,605,413)
	CONSUMER, NON-CYCLICAL – 15.7%
(1,659)	ACADIA Pharmaceuticals, Inc.*	(60,769)
(1,252)	Air Methods Corp.*	(46,887)
(963)	Baxter International, Inc.	(37,027)
(3,138)	Boulder Brands, Inc.*	(25,732)
(1,614)	Chimerix, Inc.*	(78,989)
(731)	ConAgra Foods, Inc.	(30,468)
(6,711)	Craft Brew Alliance, Inc.*	(54,829)
(2,534)	Exact Sciences Corp.*	(56,027)
(692)	ExamWorks Group, Inc.*	(24,788)
(1,368)	Hanger, Inc.*	(24,528)
(6,494)	IGI Laboratories, Inc.*	(50,848)
(1,395)	Intrexon Corp.*	(62,078)
(4,547)	Keryx Biopharmaceuticals, Inc.*	(28,101)
(1,167)	Lannett Co., Inc.*	(55,958)
(1,457)	LDR Holding Corp.*	(54,375)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(827)	Macquarie Infrastructure Corp.	$(65,101)
(1,966)	Medicines Co.*	(80,606)
(489)	Mylan N.V.* 2	(24,250)
(1,622)	Prestige Brands Holdings, Inc.*	(75,455)
(582)	Quest Diagnostics, Inc.	(39,460)
(1,570)	Sotheby's	(55,280)
(4,180)	Spectranetics Corp.*	(70,433)
(7,022)	Universal American Corp.*	(50,207)
(627)	WEX, Inc.*	(59,270)
(1,710)	WhiteWave Foods Co.*	(78,899)
(3,039)	Xoom Corp.*	(75,458)
		(1,365,823)
	ENERGY – 4.5%
(1,800)	Atwood Oceanics, Inc.	(34,398)
(941)	Cheniere Energy, Inc.*	(58,483)
(999)	Diamondback Energy, Inc.*	(68,222)
(3,079)	Rice Energy, Inc.*	(59,887)
(2,027)	RSP Permian, Inc.*	(48,526)
(1,191)	SolarCity Corp.*	(57,501)
(2,286)	SunEdison, Inc.*	(23,774)
(1,735)	TerraForm Power, Inc. - Class A*	(39,038)
		(389,829)
	FINANCIAL – 23.4%
(5,744)	Acacia Research Corp.	(54,683)
(1,790)	Air Lease Corp.	(57,584)
(229)	Alliance Data Systems Corp.*	(58,897)
(3,353)	Altisource Residential Corp. - REIT	(51,200)
(2,955)	ARMOUR Residential REIT, Inc. - REIT	(63,148)
(4,115)	Astoria Financial Corp.	(66,540)
(2,526)	Blackstone Mortgage Trust, Inc. - Class A - REIT	(69,945)
(509)	BofI Holding, Inc.*	(58,963)
(1,360)	Brookfield Property Partners LP2	(28,302)
(5,976)	CatchMark Timber Trust, Inc. - Class A - REIT	(60,178)
(885)	CIT Group, Inc.	(38,444)
(675)	CME Group, Inc.	(63,747)
(1,195)	ConnectOne Bancorp, Inc.	(22,884)
(2,517)	Fidelity & Guaranty Life	(62,069)
(5,640)	Independent Bank Corp.	(79,355)
(499)	Independent Bank Group, Inc.	(21,153)
(292)	Intercontinental Exchange, Inc.	(66,696)
(5,140)	iStar, Inc. - REIT*	(64,096)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(2,747)	Kennedy-Wilson Holdings, Inc.	$(65,818)
(2,338)	Kite Realty Group Trust - REIT	(54,966)
(7,019)	MGIC Investment Corp.*	(74,121)
(1,834)	New York Community Bancorp, Inc.	(32,388)
(4,797)	New York REIT, Inc. - REIT	(45,955)
(3,870)	NorthStar Realty Finance Corp. - REIT	(54,373)
(3,391)	Pacific Premier Bancorp, Inc.*	(63,615)
(3,752)	Parkway Properties, Inc. - REIT	(59,432)
(3,321)	PennyMac Mortgage Investment Trust - REIT	(50,047)
(5,885)	Pzena Investment Management, Inc. - Class A	(59,497)
(3,964)	Radian Group, Inc.	(71,273)
(1,691)	Realty Income Corp. - REIT	(75,571)
(1,577)	RLI Corp.	(82,177)
(4,092)	St. Joe Co.*	(71,405)
(8,841)	Stonegate Mortgage Corp.*	(63,744)
(1,656)	United Bankshares, Inc.	(61,968)
(3,113)	Yadkin Financial Corp.	(64,813)
		(2,039,047)
	INDUSTRIAL – 10.5%
(897)	Astronics Corp.*	(46,339)
(638)	Eaton Corp. PLC[2]	(36,404)
(851)	Genesee & Wyoming, Inc. - Class A*	(58,191)
(1,582)	Hexcel Corp.	(76,347)
(666)	Kansas City Southern	(61,765)
(2,909)	Knowles Corp.*	(47,359)
(4,083)	Louisiana-Pacific Corp.*	(67,125)
(450)	Martin Marietta Materials, Inc.	(75,510)
(1,327)	NN, Inc.	(32,127)
(695)	Norfolk Southern Corp.	(54,147)
(577)	Oshkosh Corp.	(24,263)
(993)	Proto Labs, Inc.*	(72,320)
(154)	Stericycle, Inc.*	(21,736)
(2,367)	Tidewater, Inc.	(42,440)
(2,116)	TimkenSteel Corp.	(37,813)
(443)	Trex Co., Inc.*	(17,193)
(1,627)	U.S. Ecology, Inc.	(81,285)
(1,649)	XPO Logistics, Inc.*	(57,880)
		(910,244)
	TECHNOLOGY – 3.6%
(3,270)	InvenSense, Inc.*	(33,387)
(1,639)	Paycom Software, Inc.*	(63,167)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(4,399)	SciQuest, Inc.*	$(48,301)
(901)	SPS Commerce, Inc.*	(61,286)
(352)	Ultimate Software Group, Inc.*	(62,019)
(2,176)	Varonis Systems, Inc.*	(43,085)
		(311,245)
	UTILITIES – 3.9%
(976)	Atmos Energy Corp.	(53,475)
(2,377)	Dynegy, Inc.*	(61,208)
(1,355)	Laclede Group, Inc.	(71,734)
(1,431)	NRG Yield, Inc. - Class A	(22,510)
(879)	South Jersey Industries, Inc.	(21,184)
(2,237)	TECO Energy, Inc.	(47,133)
(1,298)	WEC Energy Group, Inc.	(61,865)
		(339,109)
	TOTAL COMMON STOCKS (Proceeds $8,648,897)	(8,055,766)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,648,897)	$(8,055,766)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.3%
	BASIC MATERIALS – 3.0%
14,215	Clearwater Paper Corp.*	$796,893
79,856	Ferro Corp.*	982,229
13,137	Innospec, Inc.	645,026
3,400	Neenah Paper, Inc.	196,248
		2,620,396
	COMMUNICATIONS – 3.7%
21,400	Entercom Communications Corp. - Class A*	235,828
52,369	Gray Television, Inc.*	606,957
57,530	Ixia*	889,989
86,752	Lionbridge Technologies, Inc.*	462,388
22,716	Reis, Inc.	565,628
5,555	Stamps.com, Inc.*	457,399
		3,218,189
	CONSUMER, CYCLICAL – 17.2%
15,044	American Woodmark Corp.*	997,116
31,008	Citi Trends, Inc.	818,921
28,369	Columbia Sportswear Co.	1,741,006
3,314	Cooper Tire & Rubber Co.	127,920
26,763	Culp, Inc.	822,962
7,349	DineEquity, Inc.	701,829
20,100	Intrawest Resorts Holdings, Inc.*	180,699
91,234	Isle of Capri Casinos, Inc.*	1,684,180
15,766	Jack in the Box, Inc.	1,232,586
90,495	Marcus Corp.	1,756,508
39,881	Nautilus, Inc.*	609,382
23,211	Ruby Tuesday, Inc.*	152,728
29,203	Shoe Carnival, Inc.	756,358
75,094	Speedway Motorsports, Inc.	1,453,069
3,908	Steelcase, Inc. - Class A	68,898
22,299	Unifi, Inc.*	647,340
12,794	UniFirst Corp.	1,386,998
		15,138,500
	CONSUMER, NON-CYCLICAL – 23.3%
22,323	ABM Industries, Inc.	714,559
22,745	Almost Family, Inc.*	1,007,604
25,957	AMN Healthcare Services, Inc.*	872,155
90,187	ARC Document Solutions, Inc.*	598,842
20,691	Bright Horizons Family Solutions, Inc.*	1,264,634
21,019	Dyax Corp.*	483,857
9,056	Euronet Worldwide, Inc.*	583,840
40,096	Hackett Group, Inc.	564,953
32,741	HealthEquity, Inc.*	959,966

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
45,890	INC Research Holdings, Inc. - Class A*	$1,881,949
43,309	Inter Parfums, Inc.	1,113,041
18,200	iRadimed Corp.*	434,980
37,539	Kforce, Inc.	1,005,670
28,966	Korn/Ferry International	986,872
99,100	LeMaitre Vascular, Inc.	1,310,102
11,003	Multi-Color Corp.	724,988
71,182	Nutraceutical International Corp.*	1,725,452
20,626	On Assignment, Inc.*	742,123
4,258	Providence Service Corp.*	190,886
90,064	Resources Connection, Inc.	1,413,104
46,721	SpartanNash Co.	1,322,204
27,208	SUPERVALU, Inc.*	224,194
9,400	U.S. Physical Therapy, Inc.	431,930
		20,557,905
	ENERGY – 0.6%
118,700	TransAtlantic Petroleum Ltd.* 1	359,661
4,600	Trecora Resources*	59,432
3,430	Western Refining, Inc.	147,559
		566,652
	FINANCIAL – 21.7%
28,763	1st Source Corp.	861,164
32,618	AMERISAFE, Inc.	1,524,565
110,610	Beneficial Bancorp, Inc.*	1,375,988
56,769	Dime Community Bancshares, Inc.	966,776
6,528	Enterprise Financial Services Corp.	156,085
53,179	Essent Group Ltd.* 1	1,424,665
31,766	Fidelity Southern Corp.	612,925
29,548	Great Southern Bancorp, Inc.	1,189,898
48,479	Guaranty Bancorp	777,603
55,921	Hallmark Financial Services, Inc.*	642,532
29,170	Hilltop Holdings, Inc.*	602,361
39,103	Hudson Pacific Properties, Inc. - REIT	1,110,134
40,489	MainSource Financial Group, Inc.	838,527
35,535	Marcus & Millichap, Inc.*	1,508,816
7,401	MarketAxess Holdings, Inc.	669,199
15,419	Navigators Group, Inc.*	1,172,615
49,504	OceanFirst Financial Corp.	911,864
17,170	Preferred Bank/Los Angeles CA	526,261
83,738	Pzena Investment Management, Inc. - Class A	846,591
17,256	Saul Centers, Inc. - REIT	851,411
3,900	Selective Insurance Group, Inc.	118,248

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
24,085	Sun Bancorp, Inc.*	$478,328
		19,166,556
	INDUSTRIAL – 13.0%
74,617	Air Transport Services Group, Inc.*	678,269
37,762	Berry Plastics Group, Inc.*	1,117,755
46,082	CTS Corp.	868,646
115,012	Dorian LPG Ltd.* 1	1,515,858
10,500	Ducommun, Inc.*	248,010
18,000	II-VI, Inc.*	304,020
49,197	John Bean Technologies Corp.	1,629,405
33,532	Lawson Products, Inc.*	784,313
25,784	Matson, Inc.	971,541
54,726	Multi-Fineline Electronix, Inc.*	873,974
90,705	NL Industries, Inc.*	349,214
9,629	PGT, Inc.*	128,740
3,953	Sanmina Corp.*	76,056
89,306	Universal Truckload Services, Inc.	1,753,077
10,720	YRC Worldwide, Inc.*	179,131
		11,478,009
	TECHNOLOGY – 13.9%
188,698	American Software, Inc. - Class A	1,728,474
59,936	Cohu, Inc.	581,379
71,065	Dot Hill Systems Corp.*	687,198
19,349	ExlService Holdings, Inc.*	700,047
24,844	Manhattan Associates, Inc.*	1,452,877
17,846	Mercury Systems, Inc.*	282,681
35,729	Merge Healthcare, Inc.*	253,319
5,556	MicroStrategy, Inc. - Class A*	1,103,977
10,869	Paycom Software, Inc.*	418,891
57,819	Progress Software Corp.*	1,566,317
21,617	SS&C Technologies Holdings, Inc.	1,464,335
81,792	Sykes Enterprises, Inc.*	2,057,069
		12,296,564
	UTILITIES – 2.9%
26,800	Ameresco, Inc. - Class A*	151,956
18,025	California Water Service Group	371,856
1,600	Connecticut Water Service, Inc.	55,600
5,826	MGE Energy, Inc.	224,068
36,457	Middlesex Water Co.	829,761

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
26,627	Unitil Corp.	$958,838
		2,592,079
	TOTAL COMMON STOCKS (Cost $85,587,531)	87,634,850

Principal Amount

	SHORT-TERM INVESTMENTS – 2.0%
$1,794,114	UMB Money Market Fiduciary, 0.01%[2]	1,794,114

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,794,114)	1,794,114

	TOTAL INVESTMENTS – 101.3% (Cost $87,381,645)	89,428,964
	Liabilities in Excess of Other Assets – (1.3)%	(1,141,643)

	TOTAL NET ASSETS – 100.0%	$88,287,321

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.8%
	BASIC MATERIALS – 4.2%
4,695	Dow Chemical Co.	$205,453
1,878	EI du Pont de Nemours & Co.	96,717
5,258	Steel Dynamics, Inc.	102,426
		404,596
	COMMUNICATIONS – 8.1%
5,821	AT&T, Inc.	193,257
7,136	Cisco Systems, Inc.	184,680
4,507	Symantec Corp.	92,348
3,568	Thomson Reuters Corp.[1]	138,510
3,756	Verizon Communications, Inc.	172,813
		781,608

	CONSUMER, CYCLICAL – 5.1%
4,038	General Motors Co.	118,879
1,972	Home Depot, Inc.	229,659
2,348	Wal-Mart Stores, Inc.	151,986
		500,524
	CONSUMER, NON-CYCLICAL – 21.9%
3,005	Abbott Laboratories	136,096
3,005	AbbVie, Inc.	187,542
3,005	Altria Group, Inc.	161,008
1,127	Eli Lilly & Co.	92,808
2,629	Johnson & Johnson	247,073
2,348	KAR Auction Services, Inc.	86,970
1,597	Kimberly-Clark Corp.	170,128
5,634	Merck & Co., Inc.	303,391
9,389	Pfizer, Inc.	302,514
2,442	Philip Morris International, Inc.	194,872
3,380	Procter & Gamble Co.	238,865
		2,121,267
	ENERGY – 8.7%
1,878	Chevron Corp.	152,099
3,474	ConocoPhillips	170,747
2,723	Exxon Mobil Corp.	204,879
4,883	Marathon Oil Corp.	84,427
1,878	Occidental Petroleum Corp.	137,113
1,220	Schlumberger Ltd.[1]	94,391
		843,656
	FINANCIAL – 31.9%
1,409	ACE Ltd.[1]	143,944
2,348	Aflac, Inc.	137,593
2,160	American Financial Group, Inc.	149,170

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,784	Ameriprise Financial, Inc.	$201,003
2,723	Arthur J. Gallagher & Co.	119,050
470	BlackRock, Inc.	142,161
2,066	CME Group, Inc.	195,113
5,821	Fifth Third Bancorp	115,954
2,535	HCP, Inc. - REIT	93,947
3,944	Invesco Ltd.[1]	134,530
5,352	JPMorgan Chase & Co.	343,063
3,287	Liberty Property Trust - REIT	101,042
2,817	Marsh & McLennan Cos., Inc.	151,357
2,442	MetLife, Inc.	122,344
1,127	PNC Financial Services Group, Inc.	102,692
4,413	Prologis, Inc. - REIT	167,694
2,254	Prudential Financial, Inc.	181,898
3,944	U.S. Bancorp	167,028
6,009	Wells Fargo & Co.	320,460
		3,090,043
	INDUSTRIAL – 10.6%
1,409	Eaton Corp. PLC[1]	80,397
1,597	Emerson Electric Co.	76,209
1,127	General Dynamics Corp.	160,068
9,952	General Electric Co.	247,009
1,221	Lockheed Martin Corp.	245,641
1,127	Union Pacific Corp.	96,629
1,315	United Technologies Corp.	120,467
		1,026,420
	TECHNOLOGY – 5.2%
2,160	Fidelity National Information Services, Inc.	149,170
5,540	Intel Corp.	158,112
4,601	Microsoft Corp.	200,235
		507,517
	UTILITIES – 2.1%
2,348	American Electric Power Co., Inc.	127,473
1,409	Atmos Energy Corp.	77,199
		204,672

	TOTAL COMMON STOCKS (Cost $9,956,078)	9,480,303

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.4%
$230,443	UMB Money Market Fiduciary, 0.01%[2]	$230,443

	TOTAL SHORT-TERM INVESTMENTS (Cost $230,443)	230,443

	TOTAL INVESTMENTS – 100.2% (Cost $10,186,521)	9,710,746
	Liabilities in Excess of Other Assets – (0.2)%	(21,570)

	TOTAL NET ASSETS – 100.0%	$9,689,176

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At August 31, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$45,320,252	$8,617,754	$87,394,882	$10,186,538

Gross unrealized appreciation	$9,496,975	$482,468	$7,328,613	$374,465
Gross unrealized depreciation	(2,234,632)	(1,076,078)	(5,294,531)	(850,257)
Net unrealized appreciation (depreciation) on investments	$7,262,343	$(593,610)	$2,034,082	$(475,792)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2015, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$50,552,197	$-	$-	$50,552,197
Short-Term Investments	2,030,398	-	-	2,030,398
Total Investments	$52,582,595	$-	$-	$52,582,595

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$8,024,144	$-	$-	$8,024,144
Total Assets	$8,024,144	$-	$-	$8,024,144

Liabilities
Securities Sold Short
Common Stocks[1]	$(8,055,766)	$-	$-	$(8,055,766)
Total Liabilities	$(8,055,766)	$-	$-	$(8,055,766)
Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$87,634,850	$-	$-	$87,634,850
Short-Term Investments	1,794,114	-	-	1,794,114
Total Investments	$89,428,964	$-	$-	$89,428,964
Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$9,480,303	$-	$-	$9,480,303
Short-Term Investments	230,443	-	-	230,443
Total Investments	$9,710,746	$-	$-	$9,710,746

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/27/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/27/15